Expense Example - Loomis Sayles Funds I - Classes Admin, Retail, Institutional, and N	Dec. 31, 2025 USD ($)
Loomis Sayles Income Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	876
Loomis Sayles Income Fund | Retail
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,172
Loomis Sayles Income Fund | Admin
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,449
Loomis Sayles Income Fund | N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	782
Loomis Sayles Investment Grade Fixed Income Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	$ 732